Pledged Assets - Summary of Pledged Assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Pledged Assets [Line Items]
Property, plant and equipment	$ 1,264	$ 37,822	$ 38,478
Land
Disclosure Of Pledged Assets [Line Items]
Property, plant and equipment	500	14,962	14,962
Buildings
Disclosure Of Pledged Assets [Line Items]
Property, plant and equipment	$ 764	$ 22,860	$ 23,516